INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

	2017	2016	2015
	(Dollars in Thousands)
Currently payable:
Federal	$801	$659	$551
State	105	137	98

	906	796	649
Deferred	(58)	3	9

Total	$848	$799	$658

Schedule of Income Tax Amounts Recorded to Stockholders' Equity

	2017	2016	2015

	(Dollars in Thousands)
Net unrealized (gain) loss on securities available for sale	$17	$58	$85
Net non-credit (gain) loss on securities with OTTI	(44)	(56)	(64)

Net gain (loss) recorded to stockholders’ equity	$(27)	$2	$21

Schedule of Deferred Tax Assets and Liabilities

	2017	2016
	(Dollars in Thousands)
Deferred tax assets:
Allowance for loan losses	$147	$126
Deferred compensation	80	63
Retirement Plan	148	128
Reserve for uncollected interest	2	3
Reserve for off-balance sheet commitments	13	16
OTTI other impairment	120	164
OTTI credit impairment	65	102
Other	90	63

Total gross deferred tax assets	665	665

Deferred tax liabilities:
Net unrealized gain on securities available for sale	24	41
Deferred origination fees, net	193	185
Depreciation reserve	11	31
Other	—	2

Total gross deferred tax liabilities	228	259

Net deferred tax assets	$437	$406

Schedule of Reconciliation of Income Taxes

	2017		2016		2015
		% of		% of		% of
		Pretax		Pretax		Pretax
	Amount	Income	Amount	Income	Amount	Income

	(Dollars in Thousands)
Provision at statutory rate	$845	34.0%	$ 722	34.0%	$682	34.0%
State income tax, net of federal tax benefit	69	2.8	90	4.2	65	3.2
Tax exempt income	(5)	(0.2)	(3)	—	—	—
Bank Owned Life Insurance	(45)	(1.8)	(46)	(0.1)	(48)	(2.4)
Other, net	(16)	(0.7)	36	1.7	(41)	(2.0)

Actual tax expense and effective rate	$848	34.1%	$ 799	37.6%	$658	32.8%